SEMIANNUAL REPORT
DECEMBER 31, 2001

COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

FUND TYPE
Money market

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds' portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

(Logo) Prudential Financial

COMMAND Funds

Performance at a Glance

INVESTMENT GOALS AND STYLE
COMMAND Money Fund and COMMAND Government Fund seek high current income, preservation of capital, and maintenance of liquidity. However, COMMAND Money Fund invests in a diversified portfolio of money market instruments maturing in 13 months or less, while COMMAND Government Fund invests in a portfolio of U.S. government securities maturing in 13 months or less. There can be no assurance that the Funds will achieve their respective investment objectives.

COMMAND Tax-Free Fund seeks high current income that is exempt from federal income tax, consistent with the maintenance of liquidity and preservation of capital. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities, and their agencies (or authorities). Some securities may pay income that is subject to the federal alternative minimum tax (AMT). There can be no assurance that the Fund will achieve its investment objective.

Fund Facts     As of 12/31/01

                                    7-Day        Net Asset     Weighted Avg.   Net Assets
                                 Current Yld.   Value (NAV)     Mat. (WAM)     (Millions)
COMMAND Money                       1.73%           $1.00          62 Days      $15,541
iMoneyNet, Inc.
Taxable Prime Retail Avg.(1)        1.45%           $1.00          60 Days          N/A
COMMAND Government                  1.43%           $1.00          57 Days         $922
iMoneyNet, Inc.
Government & Agency Retail Avg.(1)  1.47%           $1.00          56 Days          N/A
COMMAND Tax-Free                    1.37%           $1.00          58 Days       $1,676
iMoneyNet, Inc.
Tax-Free National Retail Avg.(2)    1.30%           $1.00          39 Days          N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

(1) iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Taxable Prime Retail Average category and the iMoneyNet, Inc. Gov't & Agency Retail Average category as of December 31, 2001. Please note that
Tuesday, January 1, 2002, was a holiday, therefore iMoneyNet, Inc. reported the seven-day current yield, NAV, and WAM on Monday, December 31.

(2) iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Mondays for tax-free money funds. This is the data of all funds in the iMoneyNet, Inc. Tax-Free National Retail Average category as of
December 31, 2001.

(Logo) Prudential Financial            February 7, 2002

DEAR SHAREHOLDER,
Our six-month reporting period that ended December 31, 2001 was a noteworthy time for the money markets. As the Federal Reserve (the Fed) continued its most aggressive easing campaign in decades in order to reverse an economic downturn in the United States, the financial markets grew increasingly volatile. The uncertain economic environment prompted many investors to seek the comparative safety provided by money market funds. Thus by year-end, total assets in the nation's money market funds stood well above $2 trillion, according to industry data.

Throughout the six months, COMMAND Money Fund, COMMAND Government Fund, and COMMAND Tax-Free Fund provided competitive yields. The COMMAND Funds also maintained their $1-per-share net asset values (NAVs). In order to achieve these results, the Money Markets Sector team advantageously positioned COMMAND Fund portfolio maturities versus their competition and used methods such as relative value analysis to identify undervalued sectors and securities in the money markets.

We explain conditions in the money markets and each COMMAND Fund's investments on the following pages. As always, thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
COMMAND Funds

COMMAND Funds     COMMAND Money Fund

Semiannual Report     December 31, 2001

INVESTMENT ADVISER'S REPORT

COMMAND MONEY FUND
Money market funds offered investors a welcome respite from volatile financial markets that were driven by dramatic changes in the U.S.
economy during our six-month reporting period that began July 1, 2001. The $10 trillion economy sank into its first recession in a decade, bringing to a close the longest economic expansion in the nation's history.
Corporate earnings and creditworthiness weakened during the downturn, prompting a sell-off in stocks and riskier bonds. The September 11 terrorist attacks on the United States also dealt another blow to the already ailing economy.

To get the economy moving again, the Fed cut short-term interest rates in August, September, October, November, and December 2001. It had already eased monetary policy six times from January through June 2001. Altogether, the 11 moves reduced short-term rates a total of 4.75 percentage points, which drove them below 2% for the first time in 40 years. Because yields on money market funds decline with a lag during times when the Fed eases monetary policy, investors, particularly institutions, put cash in money market funds.

With interest rates trending sharply lower, we repeatedly extended
COMMAND Money Fund's weighted average maturity (WAM). (WAM measures a portfolio's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held in a portfolio.) Having a longer than average WAM from time to time helped COMMAND Money Fund provide a higher than average yield throughout its six-month reporting period.

Early in our reporting period, COMMAND Money Fund's WAM was positioned moderately longer than that of the average comparable portfolio as measured by iMoneyNet. Nevertheless, we shortened it in August only to lengthen it dramatically in the immediate aftermath of the September 11 terrorist attacks on the United States. We did this by adding more one-year

2

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                                       www.PruFN.com       (800) 225-1852

securities to COMMAND Money Fund's portfolio. The longer than average WAM benefited the Fund as the decline in money market yields deepened because the Fed reduced short-term rates in mid-September and early October. In reports announcing these changes in monetary policy, the central bank noted a need to counter the negative effects of the terrorist attacks on the financial markets and the economy.

UNCERTAIN OUTLOOK FOR RATES CREATED BARGAINS
November brought another reduction in short-term rates as Fed policymakers remained deeply concerned about deteriorating business conditions. At this point, they had eased monetary policy 10 times.
Market participants began to speculate that the Fed might have finished its current round of short-term rate cuts. Such talk discouraged some investors from tying up their cash in longer-term money market securities. Consequently, yields on these securities rose. We viewed this development as a buying opportunity, and extended COMMAND Money Fund's WAM by locking in higher yields on securities maturing in 12 or 13 months.

As it turned out, our purchases were well timed. The decline in money market yields resumed in late November as it became increasingly clear Fed policymakers would ease monetary policy an eleventh time in December.

LOOKING AHEAD
We expect the Fed's aggressive short-term rate cuts to revive economic growth in the United States during 2002. Meanwhile, the economy apparently remains in the doldrums and corporate credit quality remains under pressure. This state of affairs underscores the need to continue our conservative approach to corporate credit selection.

COMMAND Funds     COMMAND Government Fund

Semiannual Report     December 31, 2001

INVESTMENT ADVISER'S REPORT

COMMAND GOVERNMENT FUND
A sharp decline in money market yields shaped our investment strategy during our six-month reporting period that began July 1, 2001. Yields sank as the Fed continued its efforts to get the U.S. economy moving again by aggressively reducing short-term interest rates. The economy needed a helping hand since it had slid into a recession for the first time in a decade.

By the time our reporting period got under way, the Fed had already eased monetary policy six times from January through June 2001. These moves were followed by additional rate cuts in August, September, October, November, and December. The Fed eased monetary policy 11 times altogether, lowering short-term rates a total of 4.75 percentage points. In fact, short-term rates slid below 2% for the first time in 40 years.

In a falling-interest-rate environment, the most effective approach is to position a portfolio's weighted average maturity (WAM) longer than that of the average comparable fund as tracked by iMoneyNet. (WAM measures a portfolio's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held in a portfolio.) Maintaining a WAM that is longer than average helps a portfolio's yield remain higher for a longer period of time when money market yields decline.

We stayed with this approach for most of our six-month reporting period. For example, we utilized a barbell strategy in July and August in which we bought federal agency securities that matured in six months as well as some that matured in one year that were callable, which means they could be retired prior to their scheduled maturity dates. These purchases kept COMMAND Government Fund's WAM considerably longer than average. We maintained this positioning in September as the decline in money market yields deepened in the aftermath of the September 11 terrorist attacks on the United States. The Fed eased monetary policy on September 17 between

4

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                                       www.PruFN.com       (800) 225-1852

its regularly scheduled meetings to counteract the negative effects of the terrorist attacks on the already weakened economy. As corporate earnings and credit quality suffered, many investors sought a safe haven in short-term government securities, driving their yields lower and their prices higher.

We took advantage of the money market rally by booking profits on some of COMMAND Government Fund's shorter-term federal agency securities and purchasing callable and noncallable federal agency securities with stated maturity dates of one year. These transactions enabled COMMAND Government Fund's WAM to remain longer than average throughout much of the autumn of 2001.

In fact, the WAM did not shorten substantially until late in the year when some of COMMAND Government Fund's federal agency securities were called. By this time, we welcomed the shorter WAM because we believed the Fed was nearing the end of its efforts to push borrowing costs lower. If this proved to be true, money market yields would begin to climb in anticipation of an impending economic recovery that, in turn, would drive money market yields even higher. Having a shorter WAM would enable COMMAND Government Fund to be better prepared to invest in any higher-yielding securities that became available.

LOOKING AHEAD
We plan to continue our barbell strategy by investing in very short-term repurchase agreements and six-month federal agency securities. If more of COMMAND Government Fund's federal agency securities are called, we expect to replace them with noncallable and callable federal agency securities with stated maturity dates of nine months to one year.

COMMAND Funds     COMMAND Tax-Free Fund

Semiannual Report     December 31, 2001

INVESTMENT ADVISER'S REPORT

COMMAND TAX-FREE FUND
We faced a key challenge during our six-month reporting period that began July 1, 2001--to lock in higher yields on longer-term municipal money market securities prior to the Fed's further cuts in short-term interest rates. We achieved this by positioning COMMAND Tax-Free Fund's weighted average maturity (WAM) longer than that of the average comparable fund as tracked by iMoneyNet. (WAM measures a portfolio's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held in a portfolio.) Maintaining a longer than average WAM helped COMMAND Tax-Free Fund provide a higher than average yield throughout its six-month reporting period.

The Fed reduced short-term rates five times during our fiscal half-year after easing monetary policy six times from January through June. These 11 moves reduced short-term rates by a total of 4.75 percentage points in 2001, which pushed them below 2%. The Fed hoped that sharply lower borrowing costs for businesses and consumers would help put an ailing U.S. economy on the road to recovery. The repeated rate cuts also drove municipal money market yields sharply lower, albeit at a slower pace.

WEATHERING THE "JULY EFFECT"
Tax-exempt money market yields also fell due to seasonal factors. For example, the "July effect" produced a dip in yields as investors rushed to reinvest cash from mid-year coupon payments, bond calls, and maturing securities. We prepared for the "July effect" by purchasing one-year securities in June to extend the COMMAND Tax-Free Fund's WAM. This strategy enabled us to avoid having to invest at unattractive levels when the "July effect" temporarily pushed yields lower.

By late August 2001, the Fed had eased monetary policy seven times, leaving some market participants wondering whether the central bank had nearly finished its round of rate cuts. This uncertainty about rates, combined with a

6

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                                       www.PruFN.com       (800) 225-1852

heavy supply of newly issued securities in August and September, caused the decline in municipal money market yields to stall. The September 11 terrorist attacks on the United States further encouraged this wait-and-see attitude in the market. We, however, viewed the situation as a buying opportunity and locked in yields on tax anticipation notes of Merrimack County, New Hampshire, that matured at the end of 2001 and prepared the Fund to meet year-end outflows. We also invested in Boise, Idaho, Housing Authority notes that mature in April 2002, just in time for tax season. Finally, we bought one-year Wisconsin general obligation bonds.

These purchases were well timed since tax-exempt money market yields slid considerably lower later in 2001. The sharp decline in yields resumed as the Fed not only eased monetary policy at an intermeeting move in mid-September, but continued to cut rates in October, November, and December.

We began building liquidity again in November to meet anticipated year-end redemptions. For a brief time, once again there was speculation that the Fed might have finished its cycle of rate cuts. As yields hovered in a range, moving neither sharply lower nor higher, we invested in securities such as Iowa tax and revenue anticipation notes that mature in seven months. These purchases prepared COMMAND Tax-Free Fund to ride out the "January effect," which also produces a drop in yields similar to the "July effect."

LOOKING AHEAD
We expect the Fed's rate cuts to help revive U.S. economic growth in 2002. Because COMMAND Tax-Free Fund is advantageously positioned, we can afford to adopt a wait-and-see attitude before lengthening or shortening its WAM. Meanwhile, many state and local governments face budget shortfalls in 2002 due to declining tax revenues. This situation underscores the need to continue our conservative approach to selecting investments.

COMMAND Funds Management Team

SEMIANNUAL REPORT
DECEMBER 31, 2001

COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund


FINANCIAL STATEMENTS

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of December 31, 2001 (Unaudited)

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Certificates of Deposit  Domestic  20.3%
              Banca Intesa,
$  100,000    2.07%, 2/6/02                                       $      100,000,995
   100,000    1.90%, 3/11/02                                             100,000,000
              Canadian Imperial Bank of Commerce,
    50,000    5.00%, 2/26/02                                              50,220,685
   350,000    4.12%, 5/31/02                                             349,972,008
    70,000    1.90%, 6/11/02                                              70,000,000
    50,000    4.055%, 7/12/02                                             49,997,447
   550,000    Credit Suisse First Boston,
               1.82%, 1/11/02                                            550,000,000
    49,500    Danske Bank,
               2.32%, 1/22/02                                             49,510,486
   135,000    Deutsche Bank AG,
               2.54%, 12/18/02                                           134,987,194
   300,000    J.P. Morgan Chase,
               1.80%, 3/11/02                                            300,000,000
   150,000    Paribas,
               1.86%, 3/6/02                                             150,000,000
   270,000    Rabobank Nederland,
               4.105%, 7/5/02                                            269,986,721
   140,000    Societe Generale,
               2.47%, 11/20/02                                           140,018,384
    42,000    Svenska Handelsbanken AB,
               4.11%, 7/8/02                                              42,000,000
   100,000    Toronto Dominion Bank,
               1.87%, 3/5/02                                             100,000,000
              UBS AG,
   255,000    4.135%, 6/3/02                                             254,984,404
   250,000    2.42%, 11/20/02                                            250,000,000
                                                                  ------------------
                                                                       2,961,678,324
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  3.9%
   200,000    Banca Intesa,
               2.07%, 2/6/02                                             200,001,989
   350,000    Intesabci SpA,
               1.85%, 1/17/02                                            350,001,553

    See Notes to Financial Statements                                      9

      COMMAND Account         COMMAND Money Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$   50,000    Landesbank Baden Wurttemberg,
               5.20%, 1/31/02                                     $       50,000,366
   200,000    Nationwide Building Society,
               1.81%, 2/12/02                                            200,000,000
                                                                  ------------------
                                                                         800,003,908
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  5.5%
              Canadian Imperial Bank of Commerce,
    75,000    2.745%, 12/27/02                                            74,996,359
    50,000    2.495%, 12/30/02                                            50,022,094
   200,000    Deutsche Bank AG,
               3.67%, 8/19/02                                            199,973,973
   300,000    Istituto Bancario,
               2.09%, 1/28/02                                            300,000,000
              Landesbank Baden Wurttemberg,
   127,000    3.71%, 1/15/02                                             127,000,121
    53,000    3.71%, 1/22/02                                              53,001,731
    50,000    Societe Generale,
               2.48%, 12/30/02                                            50,014,729
                                                                  ------------------
                                                                         855,009,007
-------------------------------------------------------------------------------------
Commercial Paper  49.7%
    50,000    Alliance Capital,
               1.80%, 3/4/02                                              49,847,500
    40,000    Allianz of America, Inc.,
               1.90%, 1/30/02                                             39,938,778
              American Home Products Corp.,
    50,000    2.17%, 2/14/02                                              49,867,389
    20,000    2.17%, 2/15/02                                              19,945,750
    55,000    2.17%, 2/26/02                                              54,814,344
    40,000    Aventis,
               1.95%, 2/8/02                                              39,917,667
    11,521    Barton Capital Corp.,
               2.15%, 1/7/02                                              11,516,872
    82,471    BCI Funding Corp,
               1.84%, 1/7/02                                              82,445,709

    10                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$   99,262    Bellsouth Corp.,
               1.80%, 1/31/02                                     $       99,113,107
   188,000    Blue Ridge Asset Funding Corp.,
               1.93%, 1/16/02                                            187,848,817
              Brahms Funding Corp.,
    92,000    2.20%, 1/11/02                                              91,943,778
   141,000    1.92%, 2/1/02                                              140,766,880
              Caisse Nationale des Caisses,
   100,000    2.10%, 2/1/02                                               99,819,166
    86,000    2.04%, 2/7/02                                               85,819,687
   100,000    CBA Finance, Inc.,
               1.83%, 6/7/02                                              99,201,917
    90,000    Clipper Receivables Corp,
               2.01%, 1/17/02                                             89,919,600
    50,000    Danske Corp.,
               2.00%, 5/20/02                                             49,613,889
              Den Norske Bank,
    43,433    2.06%, 3/13/02                                              43,256,541
    13,000    2.08%, 3/26/02                                              12,936,907
    92,000    Deutsche Bank Financial,
               2.06%, 2/11/02                                             91,784,158
              Dexia CLF Finance Co.,
    95,000    2.10%, 1/22/02                                              94,883,625
    16,500    1.92%, 1/28/02                                              16,476,240
   200,000    2.04%, 2/6/02                                              199,592,000
              Edison Asset Securitization LLC,
   317,938    2.32%, 1/22/02                                             317,507,724
   160,794    1.93%, 1/25/02                                             160,587,111
   100,000    1.85%, 2/13/02                                              99,779,028
              Falcon Asset Securitization Corp.,
    55,000    2.02%, 1/14/02                                              54,959,881
    11,319    2.10%, 1/14/02                                              11,310,416
    54,332    2.09%, 1/22/02                                              54,265,760
   100,000    1.85%, 1/31/02                                              99,845,833
              Forrestal Funding Master Trust,
   147,000    2.11%, 1/11/02                                             146,913,841
    82,000    1.88%, 1/24/02                                              81,901,509

    See Notes to Financial Statements                                     11

      COMMAND Account         COMMAND Money Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              GE Capital International Funding, Inc.,
$  189,000    2.06%, 2/19/02                                      $      188,470,065
   195,000    2.06%, 2/25/02                                             194,386,292
   200,000    2.01%, 2/27/02                                             199,363,500
   119,000    General Electric Capital Corp.,
               1.84%, 2/21/02                                            118,689,807
    44,000    General Re Corp.,
               2.07%, 3/28/02                                             43,782,420
    20,960    Household Finance Corp.,
               2.02%, 1/11/02                                             20,948,239
   136,000    HSBC Bank USA Inc.,
               2.10%, 2/4/02                                             135,730,267
    59,149    Intrepid Funding Master Trust,
               2.39%, 1/11/02                                             59,109,732
              J.P. Morgan Chase,
   150,000    1.80%, 2/7/02                                              149,722,500
   200,000    1.82%, 4/3/02                                              199,069,778
    79,000    Johnson Controls, Inc.,
               2.25%, 1/2/02                                              78,995,062
   136,444    Market Street Funding Corp.,
               1.99%, 1/11/02                                            136,368,577
              Morgan Stanley,
   428,339    1.95%, 1/25/02                                             427,782,159
    45,621    2.00%, 1/30/02                                              45,547,500
    68,000    NYALA Funding LLC,
               2.20%, 1/24/02                                             67,904,422
              Old Line Funding Corp.,
   104,435    2.10%, 1/18/02                                             104,331,435
    85,553    2.11%, 1/18/02                                              85,467,756
              Preferred Receivables Funding Corp.,
     2,572    2.10%, 1/15/02                                               2,569,900
   251,445    2.10%, 1/18/02                                             251,195,650
              Salomon Smith Barney Holdings, Inc.,
   289,000    1.88%, 1/7/02                                              288,909,447
   150,000    1.82%, 1/9/02                                              149,939,333
              San Paolo U.S. Finance Co.,
   300,000    1.80%, 1/18/02                                             299,745,000
    56,000    1.81%, 3/7/02                                               55,816,989

    12                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$  109,000    Santander Finance, Inc.,
               2.33%, 1/17/02                                     $      108,887,124
    27,151    Scotiabanc, Inc.,
               1.85%, 1/7/02                                              27,142,628
              Sheffield Receivables Corp.,
   104,670    2.33%, 1/23/02                                             104,520,962
   201,390    2.32%, 1/28/02                                             201,039,581
    50,530    2.01%, 5/29/02                                              50,112,454
              Spintab-Swedmortgage AB,
    61,000    1.80%, 3/12/02                                              60,786,500
    86,000    1.87%, 3/28/02                                              85,615,819
              Stadshypotek, Inc.,
    63,000    2.08%, 2/1/02                                               62,887,160
    78,115    1.90%, 2/6/02                                               77,966,581
    90,000    Telstra Corp. Ltd.,
               2.17%, 2/7/02                                              89,799,275
   100,000    Toronto Dominion Bank,
               1.88%, 1/28/02                                             99,859,000
              Tulip Funding Corp.,
    36,580    2.10%, 1/22/02                                              36,535,189
    84,436    2.10%, 1/25/02                                              84,317,790
    89,000    2.10%, 2/26/02                                              88,709,267
   170,000    Tyco Capital Corp.,
               1.80%, 2/7/02                                             169,685,500
   120,336    Tyco International Group SA,
               2.00%, 2/14/02                                            120,041,845
    38,646    UBS Finance, Inc.,
               1.80%, 1/2/02                                              38,644,068
              Volkswagon of America, Inc.,
    38,000    1.90%, 1/11/02                                              37,979,944
    95,000    1.95%, 1/17/02                                              94,917,667
                                                                  ------------------
                                                                       7,721,635,608
-------------------------------------------------------------------------------------
Other Corporate Obligations  17.1%
   684,000    Abbey National Treasury,
               1.82%, 1/15/02(a)                                         683,731,085

    See Notes to Financial Statements                                     13

      COMMAND Account         COMMAND Money Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$   84,000    Allstate Corp. Life Insurance Co.,
               2.40%, 2/1/02(a)(b)
               (cost $84,000,000; purchased 5/1/01)               $       84,000,000
    76,000    American Express Centurion Bank,
               2.08%, 1/7/02(a)                                           76,000,000
   101,000    Associates Corp. of North America,
               2.64%, 1/3/02(a)                                          101,000,223
    51,300    Bank One Corp.,
               2.21%, 1/7/02(a)                                           51,324,389
              Bank One NA,
    39,000    2.46%, 1/14/02(a)                                           39,000,153
    12,000    2.37%, 1/31/02(a)                                           12,001,076
    65,000    Bishops Gate Residential Mortgage,
               2.26%, 1/2/02(a)                                           65,000,000
    76,000    GE Capital Assurance Co.,
               2.01%, 1/22/02(a)(b)
               (cost $76,000,000; purchased 7/20/01)                      76,000,000
   593,000    Goldman Sachs & Co.,
               2.02%, 3/15/02(a)                                         593,000,550
    42,000    J.P. Morgan Chase,
               1.97%, 3/22/02(a)                                          42,009,903
              Merrill Lynch & Co., Inc.,
    78,000    1.71%, 1/2/02(a)                                            78,000,000
    10,000    2.02%, 1/11/02(a)                                           10,001,219
    50,000    2.44%, 1/11/02(a)                                           50,007,788
              Metropolitan Life Insurance Co.,
   110,000    2.68%, 1/2/02(a)(b)
               (cost $110,000,000; purchased 10/3/01)                    110,000,000
    58,000    2.31%, 2/1/02(a)(b)
               (cost $58,000,000, purchased 2/7/01)                       58,000,000
              Morgan Stanley,
   297,000    1.96%, 1/15/02(a)                                          297,000,000
    32,300    2.44%, 1/28/02(a)                                           32,304,300
    35,000    Strategic Money Market Trust,
               1.90%, 3/13/02                                             35,000,000
              Travelers Insurance Co.,
    51,000    2.12%, 1/7/02(a)(b)
               (cost $51,000,000; purchased 7/6/01)                       51,000,000
    25,000    2.20%, 2/19/02(a)(b)
               (cost $25,000,000; purchased 2/16/01)                      25,000,000

    14                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$   39,000    United of Omaha Life Insurance Co.,
               2.16%, 3/5/02(a)(b)
               (cost $39,000,000; purchased 12/5/01)              $       39,000,000
    49,000    Wells Fargo & Co.,
               2.43%, 1/28/02(a)                                          49,025,336
                                                                  ------------------
                                                                       2,657,406,022
-------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations  3.5%
   156,995    Federal Home Loan Bank Discount Notes,
               2.00%, 2/1/02                                             156,724,620
              Federal Home Loan Bank,
    69,000    6.75%, 2/1/02                                               69,142,224
    75,000    4.98%, 2/5/02                                               74,998,562
   227,000    Federal Home Loan Mortgage Corporation,
               6.25%, 10/15/02                                           232,997,557
    10,000    Federal National Mortgage Association,
               6.375%, 10/15/02                                           10,274,849
                                                                  ------------------
                                                                         544,137,812
                                                                  ------------------
              Total Investments  100.0%
               (amortized cost $15,539,870,681(c))                    15,539,870,681
              Other assets in excess of liabilities                          911,711
                                                                  ------------------
              Net Assets  100%                                    $   15,540,782,392
                                                                  ------------------
                                                                  ------------------

------------------------------
The following abbreviations are used in portfolio descriptions:
AB--Aktiebolag (Swedish Stock Company).
AG--Aktiengesellschaft (German Stock Company).
LLC--Limited Liability Company.
SA--Societe Anonyme (French Corporation).
SpA--Societa per Azioni (Italian Corporation).
(a) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b) Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $443,000,000. The aggregate value of $443,000,000 was approximately 2.9% of net assets.
(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
    See Notes to Financial Statements                                     15

      COMMAND Account         COMMAND Money Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities as a percentage of net assets as of December 31, 2001 was as follows:
Commercial Banks.......................................................   48.4%
Asset Backed Securities................................................   15.2
Security Brokers & Dealers.............................................   12.7
Short-Term Business Credit.............................................    5.7
Bank Holding Companies - Domestic......................................    4.8
Federal Credit Agencies................................................    3.5
Life Insurance.........................................................    3.1
General Industry - Machine.............................................    1.9
Telephone & Communications.............................................    1.2
Pharmaceutical.........................................................    1.0
Motor Vehicle Parts....................................................    0.8
Personal Credit Institutions...........................................    0.8
Regulating Controls....................................................    0.5
Fire & Marine Casualty Insurance.......................................    0.3
                                                                         -----
                                                                          99.9
Other assets in excess of liabilities..................................    0.1
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    16                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                December 31, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                            $ 15,539,870,681
Receivable for Fund shares sold                                       278,189,793
Interest receivable                                                    51,309,240
Prepaid expenses                                                          181,268
                                                                -----------------
      Total assets                                                 15,869,550,982
                                                                -----------------
LIABILITIES
Payable to custodian                                                      101,782
Payable for Fund shares repurchased                                   271,135,068
Payable for investments purchased                                      49,847,500
Management fee payable                                                  5,030,507
Distribution fee payable                                                1,758,694
Accrued expenses and other liabilities                                    895,039
                                                                -----------------
      Total liabilities                                               328,768,590
                                                                -----------------
NET ASSETS                                                       $ 15,540,782,392
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $    155,407,824
   Paid-in capital in excess of par                                15,385,374,568
                                                                -----------------
Net assets, December 31, 2001                                    $ 15,540,782,392
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price per
share ($15,540,782,392 /15,540,782,392 shares of beneficial
interest
($.01 par value) issued and outstanding)                                    $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     17

      COMMAND Account         COMMAND Money Fund
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                December 31, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                   $ 282,717,984
                                                                -----------------
Expenses
   Management fee                                                    30,453,589
   Distribution fee                                                  10,651,233
   Transfer agent's fees and expenses                                 2,434,000
   Reports to shareholders                                              595,000
   Registration fees                                                    405,000
   Custodian's fees and expenses                                        300,000
   Trustees' fees                                                        50,000
   Audit fee                                                             15,000
   Legal fees and expenses                                               15,000
   Miscellaneous                                                         86,031
                                                                -----------------
      Total expenses                                                 45,004,853
                                                                -----------------
Net investment income                                               237,713,131
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            156,871
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 237,870,002
                                                                -----------------
                                                                -----------------

    18                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended               Ended
                                             December 31, 2001     June 30, 2001
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $    237,713,131     $    854,775,479
   Net realized gain on investment
      transactions                                    156,871              428,857
                                             -----------------    ----------------
   Net increase in net assets resulting
      from operations                             237,870,002          855,204,336
                                             -----------------    ----------------
Dividends and distributions to
   shareholders
   (Note 1)                                      (237,870,002)        (855,204,336)
                                             -----------------    ----------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed         27,656,728,981       65,341,831,220
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                               237,878,672          855,162,002
   Cost of shares reacquired                  (28,761,411,565)     (63,278,445,028)
                                             -----------------    ----------------
   Net increase (decrease) in net assets
      from Fund share transactions               (866,803,912)       2,918,548,194
                                             -----------------    ----------------
Total increase (decrease)                        (866,803,912)       2,918,548,194
NET ASSETS
Beginning of period                            16,407,586,304       13,489,038,110
                                             -----------------    ----------------
End of period                                $ 15,540,782,392     $ 16,407,586,304
                                             -----------------    ----------------
                                             -----------------    ----------------

    See Notes to Financial Statements                                     19

      COMMAND Account         COMMAND Money Fund
             Financial Highlights (Unaudited)

                                                 Six Months                Year
                                                    Ended                 Ended
                                              December 31, 2001       June 30, 2001
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period             $     1.000           $      1.000
Net investment income and net realized
gains                                                  0.014                  0.055
Dividends and distributions to
shareholders                                          (0.014)                (0.055)
                                              -----------------      ----------------
Net asset value, end of period                   $     1.000           $      1.000
                                              -----------------      ----------------
                                              -----------------      ----------------
TOTAL RETURN(a):                                        1.46%                  5.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $15,540,782           $ 16,407,586
Average net assets (000)                         $16,903,044           $ 15,543,950
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                               .53%(b)                .53%
   Expenses, excluding distribution and
      service (12b-1) fees                               .40%(b)                .41%
  Net investment income                                 2.79%(b)               5.50%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return for period of less than one full year is not annualized.
(b) Annualized.
    20                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Financial Highlights (Unaudited) Cont'd.

                       Year Ended June 30,
-----------------------------------------------------------------
   2000            1999            1998            1997
-----------------------------------------------------------------
$     1.000     $     1.000     $     1.000     $     1.000
      0.053           0.048           0.052           0.049
     (0.053)         (0.048)         (0.052)         (0.049)
-----------     -----------     -----------     -----------
$     1.000     $     1.000     $     1.000     $     1.000
-----------     -----------     -----------     -----------
-----------     -----------     -----------     -----------
       5.42%           4.85%           5.31%           5.06%
$13,489,038     $12,246,946     $ 9,090,289     $ 6,629,903
$13,178,334     $11,965,069     $ 7,936,219     $ 6,078,525
        .53%            .54%            .54%            .57%
        .41%            .41%            .42%            .44%
       5.32%           4.73%           5.19%           4.97%

    See Notes to Financial Statements                                     21

      COMMAND Account         COMMAND Government Fund
             Portfolio of Investments as of December 31, 2001 (Unaudited)

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
U.S. Government Agencies  84.9%
Federal Farm Credit Bank  4.5%
$    8,170    2.41%, 1/2/02                                       $        8,169,999
     1,000    6.42%, 2/4/02                                                1,003,654
     4,000    5.52%, 2/25/02                                               4,018,481
     1,000    5.22%, 2/26/02                                               1,004,836
    23,500    3.32%, 3/1/02                                               23,535,997
     1,305    5.25%, 5/1/02                                                1,319,651
     2,603    6.875%, 5/1/02                                               2,646,072
                                                                  ------------------
                                                                          41,698,690
-------------------------------------------------------------------------------------
Federal Home Loan Bank  34.9%
    35,000    1.81%, 1/20/02(a)                                           34,991,232
    11,000    1.70%, 1/25/02(a)                                           11,000,000
    18,000    1.70%, 2/1/02(a)                                            17,999,701
    26,675    6.75%, 2/15/02                                              26,819,620
    40,000    1.62%, 2/20/02(a)                                           39,996,215
    43,500    1.74%, 2/23/02(a)                                           43,486,422
     1,630    6.39%, 2/25/02                                               1,640,764
    32,000    5.125%, 2/26/02                                             32,106,607
       500    5.44%, 3/1/02                                                  502,910
     1,000    4.375%, 3/28/02                                              1,005,958
     1,000    4.125%, 4/30/02                                              1,007,469
     2,000    5.875%, 5/1/02                                               2,026,093
     5,000    6.75%, 5/1/02                                                5,080,931
     2,000    4.25%, 5/3/02                                                2,016,153
       500    7.25%, 5/15/02                                                 509,856
     4,000    5.18%, 6/28/02                                               4,019,113
    25,000    2.765%, 10/11/02                                            24,999,225
    22,500    2.33%, 11/26/02                                             22,497,972
     5,310    2.20%, 12/5/02                                               5,298,010
    12,000    2.45%, 12/17/02                                             12,003,590
    19,700    2.455%, 12/27/02                                            19,697,085
    13,000    2.505%, 12/27/02                                            13,000,000
                                                                  ------------------
                                                                         321,704,926

    22                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  2.2%
$    9,500    5.50%, 5/15/02                                      $        9,620,381
       857    6.25%, 10/15/02                                                883,997
    10,000    2.50%, 12/27/02                                             10,000,000
                                                                  ------------------
                                                                          20,504,378
-------------------------------------------------------------------------------------
Federal National Mortgage Association  43.3%
    30,000    1.51%, 1/1/02(a)                                            29,998,734
    65,000    1.525%, 1/1/02(a)                                           64,999,103
    28,000    1.50%, 1/2/02(a)                                            28,000,000
    66,350    1.53%, 1/2/02(a)                                            66,349,292
    40,000    2.05%, 1/2/02                                               39,997,722
     4,000    4.37%, 1/11/02                                               3,995,144
     1,206    6.375%, 1/16/02                                              1,208,090
    10,970    1.76%, 1/30/02(a)                                           10,966,788
     9,750    6.41%, 2/6/02                                                9,787,702
     2,500    1.62%, 2/27/02(a)                                            2,499,063
    70,000    1.70%, 2/28/02(a)                                           69,982,439
     8,655    5.375%, 3/15/02                                              8,701,227
    50,500    2.01%, 3/18/02(a)                                           50,500,000
       690    Zero Coupon, 4/15/02                                           686,297
     2,510    6.625%, 4/15/02                                              2,543,824
     3,500    6.75%, 8/15/02                                               3,559,522
     5,000    7.05%, 11/12/02                                              5,191,263
                                                                  ------------------
                                                                         398,966,210
              Total U.S. Government Agencies
               (cost $782,874,204)                                       782,874,204
                                                                  ------------------
-------------------------------------------------------------------------------------
Repurchase Agreements(b)  13.5%
    34,978    JP Morgan, 1.82% dated 12/31/01 due 1/03/02 in
               the amount of $34,983,305 value of collateral
               including accrued interest $35,678,495 (cost
               $34,978,000)                                               34,978,000

    See Notes to Financial Statements                                     23

      COMMAND Account         COMMAND Government Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$   90,000    Goldman Sachs & Co., 1.76% dated 12/13/01 due
               1/17/02 in the amount of $90,154,000 value of
               collateral including accrued interest
               $91,800,000
               (cost $90,000,000)                                 $       90,000,000
                                                                  ------------------
              Total repurchase agreements
               (amortized cost $124,978,000)                             124,978,000
                                                                  ------------------
              Total Investments  98.4%
               (amortized cost $907,852,204;(c))                         907,852,204
              Other assets in excess of liabilities  1.1%                 14,337,167
                                                                  ------------------
              Net Assets  100%                                    $      922,189,371
                                                                  ------------------
                                                                  ------------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b) Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.

    24                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                December 31, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, excluding repurchase agreements, at amortized
   cost which approximates market value                           $   782,874,204
Repurchase agreements, at amortized cost which approximates
market value                                                          124,978,000
Cash                                                                      852,228
Receivable for Fund shares sold                                        33,721,969
Interest receivable                                                     3,508,701
Prepaid expenses                                                           11,904
                                                                -----------------
      Total assets                                                    945,947,006
                                                                -----------------
LIABILITIES
Payable for Fund shares repurchased                                    23,112,541
Management fee payable                                                    328,795
Accrued expenses and other liabilities                                    213,551
Distribution fee payable                                                  102,748
                                                                -----------------
      Total liabilities                                                23,757,635
                                                                -----------------
NET ASSETS                                                        $   922,189,371
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                          $     9,221,894
   Paid-in capital in excess of par                                   912,967,477
                                                                -----------------
Net assets, December 31, 2001                                     $   922,189,371
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price per
   share ($922,189,371 / 922,189,371 shares of beneficial
   interest ($.01 par value) issued and outstanding)                        $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     25

      COMMAND Account         COMMAND Government Fund
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                December 31, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                    $14,092,225
                                                                -----------------
Expenses
   Management fee                                                    1,808,294
   Distribution fee                                                    565,092
   Transfer agent's fees and expenses                                   48,400
   Custodian's fees and expenses                                        39,300
   Reports to shareholders                                              27,700
   Registration fees                                                    27,700
   Audit fee                                                            13,600
   Legal fees and expenses                                               8,100
   Trustees' fees                                                        5,600
   Miscellaneous                                                         9,517
                                                                -----------------
      Total expenses                                                 2,553,303
                                                                -----------------
Net investment income                                               11,538,922
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                           455,410
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $11,994,332
                                                                -----------------
                                                                -----------------

    26                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months             Year
                                                    Ended               Ended
                                              December 31, 2001     June 30, 2001
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $    11,538,922     $    40,077,312
   Net realized gain on investment
      transactions                                     455,410              93,318
                                              -----------------    ---------------
   Net increase in net assets resulting
      from operations                               11,994,332          40,170,630
                                              -----------------    ---------------
Dividends and distributions to shareholders
(Note 1)                                           (11,994,332)        (40,170,630)
                                              -----------------    ---------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed           1,897,532,421       3,387,649,746
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                 12,000,366          40,163,958
   Cost of shares reacquired                    (1,769,583,236)     (3,332,937,640)
                                              -----------------    ---------------
   Net increase in net assets from Fund
      share transactions                           139,949,551          94,876,064
                                              -----------------    ---------------
Total increase                                     139,949,551          94,876,064
NET ASSETS
Beginning of period                                782,239,820         687,363,756
                                              -----------------    ---------------
End of period                                  $   922,189,371     $   782,239,820
                                              -----------------    ---------------
                                              -----------------    ---------------

    See Notes to Financial Statements                                     27

      COMMAND Account         COMMAND Government Fund
             Financial Highlights (Unaudited)

                                                   Six Months              Year
                                                      Ended                Ended
                                                December 31, 2001      June 30, 2001
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $   1.000            $   1.000
Net investment income and net realized
gains                                                   0.014                0.054
Dividends and distributions to shareholders            (0.014)              (0.054)
                                                -----------------      -------------
Net asset value, end of period                      $   1.000            $   1.000
                                                -----------------      -------------
                                                -----------------      -------------
TOTAL RETURN(a)                                          1.42%                5.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $ 922,189            $ 782,240
Average net assets (000)                            $ 896,776            $ 756,716
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                                .56%(b)              .57%
   Expenses, excluding distribution and
      service (12b-1) fees                                .44%(b)              .45%
   Net investment income                                 2.55%(b)             5.30%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total return for period of less than one full year is not annualized.
(b) Annualized.

    28                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Financial Highlights (Unaudited) Cont'd.

                  Year Ended June 30,
-------------------------------------------------------
   2000           1999           1998           1997
-------------------------------------------------------
 $  1.000       $  1.000       $  1.000       $  1.000
    0.051          0.046          0.051          0.049
   (0.051)        (0.046)        (0.051)        (0.049)
----------     ----------     ----------     ----------
 $  1.000       $  1.000       $  1.000       $  1.000
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
     5.23%          4.74%          5.20%          4.97%
 $687,364       $714,390       $608,727       $528,469
 $714,655       $739,779       $562,693       $534,580
      .58%           .56%           .56%           .63%
      .45%           .44%           .44%           .51%
     5.12%          4.63%          5.08%          4.84%

    See Notes to Financial Statements                                     29

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of December 31, 2001 (Unaudited)

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
ALABAMA  2.2%
                                Mobile Ind. Dev. Rev. Bd.,
                                 Alabama Pwr. Co., A.M.T.,
                                 F.R.D.D.,
VMIG1          $    4,600       2.05%, 1/2/02, Ser. 2001A           $     4,600,000
VMIG1               3,300       2.05%, 1/2/02, Ser. 2001B                 3,300,000
                                Mobile, G.O. Unlimited Warrants,
                                 A.M.B.A.C.,
NR                  2,770       5.00%, 2/15/02                            2,779,358
                                Montgomery Ind. Dev. Bd., Poll.
                                 Ctrl. Rev., General Electric Co.
                                 Proj., T.E.C.P.,
P-1                26,100       2.60%, 1/17/02, Ser. 90                  26,100,000
                                                                    ---------------
                                                                         36,779,358
-------------------------------------------------------------------------------------
ARIZONA  0.6%
                                Roaring Fork Municipal Prods.
                                 LLC, F.R.W.D., A.M.T.,
VMIG1               9,250       1.86%, 1/3/02, Ser. 00-20                 9,250,000
-------------------------------------------------------------------------------------
ARKANSAS  0.1%
                                Arkansas Hosp. Equip. Fin. Auth.
                                 Rev., AHA Pooled Fin. Prog.,
                                 F.R.W.D.,
A-1+*               2,440       1.85%, 1/2/02, Ser. 98A                   2,440,000
-------------------------------------------------------------------------------------
CALIFORNIA  1.7%
                                California Higher Ed. Ln. Auth.
                                 Rev., Student Ln. Rev.,
                                 A.N.N.O.T., S.L.M.A.,
VMIG1              24,000       2.62%, 7/1/02, Ser. 87B                  24,000,000
                                California Statewide Cmntys. Dev.
                                 Auth. Rev., Kaiser Permanente,
VMIG2               5,000       2.30%, 1/3/02, Ser. A                     5,000,000
                                                                    ---------------
                                                                         29,000,000
-------------------------------------------------------------------------------------
COLORADO  2.2%
                                Adams Cnty. Hosp. Rev., Platte
                                 Valley Med. Cntr. B, F.R.W.D.,
A-1*               10,225       1.72%, 1/2/02, Ser. 1411                 10,225,000

    30                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Denver City & Cnty., Airport Sys.
                                 Rev.,
NR             $   10,000       7.25%, 11/15/02, Ser. 1992A(c)      $    10,643,297
                                Sngl. Fam. Mtge. Rev., Metro
                                 Mayors Caucus, A.M.T.,
                                 F.H.L.M.C., F.N.M.A., G.N.M.A.,
SP-1+*              2,290       3.30%, 6/1/02, Ser. 01C                   2,290,000
                                NBC Metropolitan Dist., G.O.,
                                 A.N.N.M.T.,
A-1*                2,700       2.00%, 12/1/02, Ser. 00                   2,700,000
                                Roaring Fork Municipal Prods.
                                 LLC, Denver City & Cnty.,
                                 F.R.W.D., A.M.T., F.H.L.M.C.,
                                 F.N.M.A., G.N.M.A.,
A-1+*               6,775       1.86%, 1/3/02, Ser. 00-7                  6,775,000
                                Wheat Ridge Ind. Dev. Rev., Var.
                                 Adolph Coors Co. Proj.,
                                 F.R.W.D., A.M.T.,
A-1*                5,000       1.95%, 1/2/02, Ser. 1993                  5,000,000
                                                                    ---------------
                                                                         37,633,297
-------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA  4.2%
                                District of Columbia Hsg. Fin.
                                 Agcy. Rev., Sngl. Fam. Mtge.,
                                 A.M.T.,
SP-1+*             11,400       3.50%, 3/25/02, Ser. 2001C               11,400,000
                                Draw Down Bonds, A.M.T.,
                                 A.N.N.O.T.,
A-1+*              31,830       1.87%, 12/1/02, Ser. 99                  31,830,000
                                Metropolitan Airport Auth.,
A-1+*              24,000       2.50%, 2/27/02, Ser. 99A                 24,000,000
                                A.M.T., T.E.C.P.,
A-1+*               2,800       1.65%, 1/24/02                            2,800,000
                                                                    ---------------
                                                                         70,030,000
-------------------------------------------------------------------------------------
FLORIDA  9.6%
                                Florida Capital Proj. Fin. Auth.
                                 Rev., AAAE Airport Proj.,
                                 F.R.W.D.,
VMIG1              26,565       1.85%, 1/2/02, Ser. H                    26,565,000

    See Notes to Financial Statements                                     31

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Orange Cnty. Hlth. Fac. Auth.
                                 Rev., Adventist Hlth. Sys.
                                 Sunbelt, F.R.W.D., F.S.A.,
A-1+*          $   43,850       1.81%, 1/3/02, Ser. 98171           $    43,850,000
                                Hosp. Assoc. Hlth. Facs. Ln.,
                                 F.R.W.D.,
VMIG1              48,400       1.85%, 1/2/02, Ser. 00A                  48,400,000
                                Orange Cnty. Hsg. Fin. Auth.,
                                 Homeowner Rev. Bonds, A.M.T.,
MIG1                4,500       2.50%, 3/1/02, Ser. 01A-2                 4,500,000
                                Sunshine St. Gov't. Fin. Com.
                                 Paper, Rev. Notes,
SP-1+*             14,000       2.55%, 2/8/02, Ser. F,                   14,000,000
                                M.B.I.A.,
P-1                21,155       1.45%, 1/23/02, Ser. G                   21,155,000
                                T.E.C.P.,
P-1                 2,100       1.50%, 2/13/02, Ser. G                    2,100,000
                                                                    ---------------
                                                                        160,570,000
-------------------------------------------------------------------------------------
GEORGIA  0.9%
                                Cobb Cnty. Multifam. Hsg. Rev.,
                                 Terrell Mill II Assoc.,
                                 F.R.W.D.,
A-1+*              10,600       1.80%, 1/3/02, Ser. 93                   10,600,000
                                Crisp Cnty., Solid Waste Mgmt.
                                 Auth. Rev., A.M.T., F.R.W.D.,
                                 F.S.A.,
VMIG1               5,000       2.07%, 1/3/02, Ser. 98                    5,000,000
                                                                    ---------------
                                                                         15,600,000
-------------------------------------------------------------------------------------
HAWAII  0.6%
                                Honolulu City & Cnty., G.O.,
                                 F.G.I.C., A.N.N.O.T.,
VMIG1              10,000       2.85%, 12/4/02, Ser. 2001C               10,077,755
-------------------------------------------------------------------------------------
IDAHO  0.7%
                                Boise City Hsg. Auth. Rev., Civic
                                 Plaza Hsg. Proj., A.M.T.,
                                 B.A.N.,
NR                 12,000       2.35%, 4/1/02, Ser. 2001                 12,000,000

    32                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
ILLINOIS  13.5%
                                Chicago, A.M.B.A.C.,
                                 M.E.R.L.O.T., F.R.W.D.,
VMIG1          $   13,595       1.71%, 1/2/02, Ser. A43             $    13,595,000
                                Sr. Lein Wtr. Rev., F.R.W.D.,
                                 M.E.R.L.O.T.,
VMIG1              14,385       1.71%, 1/2/02, Ser. 00TT                 14,385,000
                                Stockyards Ind. Proj., F.R.W.D.,
A-1+*              11,680       1.75%, 1/2/02, Ser. 96A                  11,680,000
                                Gurnee Ind. Dev. Rev.,
                                 Sterigenics Int'l. Proj.,
                                 F.R.W.D., A.M.T.,
A-1*                6,460       1.75%, 1/2/02, Ser. 96                    6,460,000
                                Illinois Dev. Fin. Auth. Rev.,
                                 A.M.B.A.C., F.R.W.D.,
VMIG1               5,000       1.85%, 1/2/02, Ser. 99A                   5,000,000
VMIG1              22,000       1.85%, 1/2/02, Ser. 99B                  22,000,000
                                American College of Surgeons,
                                 F.R.W.D.,
A-1+*               9,100       1.75%, 1/4/02, Ser. 96                    9,100,000
                                Illinois Hlth. Fac. Auth.,
                                 Central Baptist Home, F.R.W.D.,
VMIG1              13,300       1.65%, 1/3/02, Ser. 1999 B               13,300,000
                                Evanston Hosp. Corp. Prog.,
                                 A.N.N.M.T.,
VMIG1              34,000       2.80%, 5/15/02, Ser. 92                  34,000,000
                                Evanston Hosp. Corp. Prog.,
                                 T.E.C.P.,
VMIG1              20,000       2.55%, 1/31/02, Ser. 95                  20,000,000
                                Lutheran Hillside Village Proj.,
                                 F.R.W.D.,
A-1+*              20,000       1.70%, 1/3/02, Ser. 2001B                20,000,000
                                Resurrection Health Care, F.S.A.,
                                 F.R.D.D.,
VMIG1              13,700       1.90%, 1/2/02, Ser. 99A                  13,700,000

    See Notes to Financial Statements                                     33

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Peoria Cnty. Sewage Fac. Rev.,
                                 Caterpillar Inc. Proj., A.M.T.,
                                 F.R.W.D.,
P-1            $    4,300       1.86%, 1/3/02, Ser. 00              $     4,300,000
                                Wheeling Multifam. Hsg. Rev.,
                                 Woodland Creek II, F.R.W.D.,
                                 F.S.A.,
SP-1+*             17,655       1.75%, 1/4/02, Ser. 90                   17,655,000
                                Woodridge, Dupage & Will Cntys.,
                                 Multifam. Hsg. Rev., Hinsdale
                                 Lake Terr. Apts., F.R.W.D.,
                                 F.S.A.,
A-1+*              20,760       1.75%, 1/4/02, Ser. 90                   20,760,000
                                                                    ---------------
                                                                        225,935,000
-------------------------------------------------------------------------------------
INDIANA  0.4%
                                Mount Vernon, Gen. Electric Co.
                                 Proj., T.E.C.P.,
P-1                 6,900       2.55%, 1/17/02, Ser. 89A                  6,900,000
-------------------------------------------------------------------------------------
IOWA  1.7%
                                Iowa, T.R.A.N.,
MIG1               20,000       3.00%, 6/27/02, Ser. 2001                20,110,708
                                Sergeant Bluff Ind. Dev.
                                 Rev.,Sioux City Brick & Tile
                                 Proj., F.R.W.D., A.M.T.,
NR                  8,480       1.95%, 1/3/02, Ser. 96C                   8,480,000
                                                                    ---------------
                                                                         28,590,708
-------------------------------------------------------------------------------------
KANSAS  0.1%
                                Kansas City, G.O. Bonds, F.S.A.,
NR                  2,000       Zero Coupon, 9/12/02, Ser. 1990           1,963,013
-------------------------------------------------------------------------------------
KENTUCKY  1.5%
                                Henderson Cnty. Ind. Dev. Rev.,
                                 Eastern Alloys of KY LLC Proj.,
                                 F.R.W.D., A.M.T.,
A-1+*               5,095       1.95%, 1/3/02, Ser. 99                    5,095,000
                                Kentucky Hospital Assoc. Hlth.
                                 Fac. Loan, F.R.W.D.,
VMIG1              12,700       1.85%, 1/2/02, Ser. 2000A                12,700,000

    34                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Leitchfield Ind. Bldg. Rev.,
                                 Styline Inds. Inc. Proj.,
                                 A.M.T., F.R.W.D.,
A-1+*          $    1,555       1.75%, 1/3/02, Ser. 99              $     1,555,000
                                Warren Cnty. Hosp. Fac. Rev.,
                                 Bowling Green, F.R.W.D.,
A-1*                6,000       1.70%, 1/3/02, Ser. 2001                  6,000,000
                                                                    ---------------
                                                                         25,350,000
-------------------------------------------------------------------------------------
LOUISIANA  5.8%
                                Louisiana Hsg. Fin. Auth., Sngl.
                                 Fam. Mtge. Rev., A.M.T.,
                                 A.N.N.M.T.,
VMIG1               7,775       2.80%, 5/15/02, Ser. 2001C                7,775,000
                                Draw Down Ser., A.M.T.,
                                 A.N.N.O.T.,
NR                  4,500       2.11%, 12/31/02, Ser. 2001                4,500,000
                                Louisiana Loc. Gov. Env. Fac.,
                                 Comm. Dev. Auth., Loan Fin.
                                 Prog., F.R.W.D.,
VMIG1              32,500       1.85%, 1/2/02, Ser. 2001A                32,500,000
                                Louisiana Pub. Fac. Auth.,
                                 East Baton Rouge Parish,
SP-1+*              3,000       3.25%, 8/29/02, Ser. 2001B                3,008,636
                                Louisiana St., G.O. Bonds,
NR                  1,000       6.50%, 5/1/02, Ser. 1992A(c)              1,031,849
                                New Orleans Ind. Dev. Brd., 3700
                                 Orleans LLC Proj., F.R.W.D.,
                                 A.M.T., F.N.M.A.,
A-1+*              10,000       1.83%, 1/3/02, Ser. 2000                 10,000,000
                                Parish of Ascension Rev., BASF
                                 Corp. Proj., A.M.T., T.E.C.P.,
P-1                10,000       1.65%, 1/3/02, Ser. 99                   10,000,000
                                Roaring Fork Municipal Prods.
                                 LLC, Louisiana Hsg. Fin. Auth.,
                                 F.R.W.D., A.M.T., F.N.M.A.,
                                 G.N.M.A.,
VMIG1              13,390       1.86%, 1/3/02, Ser. 00-2                 13,390,000
                                W. Baton Rouge Parish Ind. Dist.
                                 Pound3, Dow Chemical Co. Proj.,
                                 T.E.C.P.,
P-1                15,000       2.00%, 1/15/02, Ser. 91                  15,000,000
                                                                    ---------------
                                                                         97,205,485

    See Notes to Financial Statements                                     35

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
MAINE  0.2%
                                York Rev., Stonewall Realty LLC
                                 Proj., F.R.W.D., A.M.T.,
VMIG1          $    2,770       2.15%, 1/3/02, Ser. 99              $     2,770,000
-------------------------------------------------------------------------------------
MARYLAND  0.9%
                                Montgomery Cnty., B.A.N.,
                                 T.E.C.P.,
NR                  8,000       1.55%, 1/8/02, Ser. 1995                  8,000,000
                                Roaring Fork Municipal Prods.
                                 LLC, Prince George's Cnty. Hsg.
                                 Auth., F.R.W.D., F.H.L.M.C.,
                                 F.N.M.A., G.N.M.A., A.M.T.,
A-1+*               6,970       1.86%, 1/3/02, Ser. 00-11                 6,970,000
                                                                    ---------------
                                                                         14,970,000
-------------------------------------------------------------------------------------
MASSACHUSETTS  0.9%
                                Commonwealth of MA, G.O.,
                                 F.R.W.D., F.S.A.,
VMIG1               9,000       1.81%, 1/3/02, Ser. ZTC9                  9,000,000
                                Mass. St. Dev. Fin. Agcy., Semass
                                 Proj., A.M.T., F.R.W.D.,
A-1*                4,800       1.95%, 1/2/02, Ser. A                     4,800,000
A-1*                2,040       1.95%, 1/2/02, Ser. B                     2,040,000
                                                                    ---------------
                                                                         15,840,000
-------------------------------------------------------------------------------------
MICHIGAN  3.0%
                                Michigan Job Dev. Auth.,
                                 Frankenmuth Bavarian Inn,
                                 F.R.M.D.,
CPS1                6,000       2.00%, 1/2/02, Ser. A                     6,000,000
                                Michigan St. Bldg. Auth. Rev.,
                                 A.N.N.O.T.,
                                2.90%, 7/11/02, Ser. 00516(d)
                                 (cost $9,000,000; purchased
VMIG1               9,000        7/12/01)                                 9,000,000
                                Michigan, G.O., Sch. Loan Bds.,
                                 T.E.C.P.,
VMIG1              25,000       2.15%, 10/2/02, Ser. 2001A               25,000,000

    36                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Walled Lake Consld. Sch. Dist.,
                                 G.O., F.R.W.D.,
VMIG1          $   10,000       1.76%, 1/3/02, Ser. ZTC18           $    10,000,000
                                                                    ---------------
                                                                         50,000,000
-------------------------------------------------------------------------------------
MINNESOTA  1.6%
                                Bloomington Port Auth. Tax Rev.,
                                 Ref. Mall of America, F.R.W.D.,
                                 F.S.A.
VMIG1              18,000       1.75%, 1/3/02, Ser. 99B                  18,000,000
                                Bloomington, James Avenue Assoc.
                                 Proj., F.R.W.D.,
A-1+*               4,475       1.75%, 1/4/02, Ser. 1985                  4,475,000
                                St. Paul Hsg. & Redev. Auth.,
                                 Heating Rev., F.R.W.D.,
A-1+*               3,500       1.75%, 1/4/02, Ser. 99D                   3,500,000
                                                                    ---------------
                                                                         25,975,000
-------------------------------------------------------------------------------------
MISSISSIPPI  1.7%
                                Mississippi Dev. Bank Special
                                 Oblig., A.M.B.A.C., F.R.W.D.,
A-1+*               2,995       1.71%, 1/3/02, Ser. 00337                 2,995,000
                                A.M.B.A.C., F.R.W.D.,
                                 M.E.R.L.O.T.,
A-1+*               7,500       1.71%, 1/2/02, Ser. A16                   7,500,000
                                Roaring Fork Municipal Prods.
                                 LLC, Mississippi Home Corp.,
                                 A.M.T., F.R.W.D.,
                                1.86%, 1/3/02, Ser. 00-18,
                                 A.M.T., S.E.M.M.T.                       8,575,000
VMIG1               8,575
                                2.00%, 5/30/02, Ser. 01-14(d)
                                 (cost $9,000,000; purchased
VMIG1               9,000        12/21/01)                                9,000,000
                                                                    ---------------
                                                                         28,070,000
-------------------------------------------------------------------------------------
MISSOURI  1.3%
                                Capital Proj. Fin. Auth., AAAE
                                 Airport Proj.,
NR                  1,500       4.25%, 6/1/02, Ser. 20001                 1,508,182

    See Notes to Financial Statements                                     37

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Roaring Fork Municipal Prods.
                                 LLC, Sngl. Fam. Hsg. Dev. Comm.,
                                 F.R.W.D., A.M.T., F.N.M.A.,
                                 G.N.M.A.,
A-1*           $   20,750       1.86%, 1/3/02, Ser. 003             $    20,750,000
                                                                    ---------------
                                                                         22,258,182
-------------------------------------------------------------------------------------
NEVADA  0.3%
                                Clark Cnty., Trans. Improv.
                                 Bonds,
NR                  5,000       6.00%, 6/1/02, Ser. 1992A(c)              5,064,762
-------------------------------------------------------------------------------------
NEW JERSEY  1.3%
                                Jersey City, B.A.N.,
SP-1+*             17,900       3.00%, 9/13/02                           17,951,163
                                Montgomery Twp., G.O., B.A.N.,
NR                  4,155       3.75%, 2/5/02                             4,156,538
                                                                    ---------------
                                                                         22,107,701
-------------------------------------------------------------------------------------
NEW MEXICO  0.7%
                                Roaring Fork Municipal Prods.
                                 LLC, Mtge. Fin. Auth., Sngl.
                                 Fam. Mtge., F.R.W.D., A.M.T.,
                                 F.H.L.M.C., F.N.M.A., G.N.M.A.,
A-1+*              11,825       1.86%, 1/3/02, Ser. 00-1                 11,825,000
-------------------------------------------------------------------------------------
NORTH CAROLINA  1.0%
                                North Carolina Med. Care Comm.
                                 Hosp. Rev., Pooled Fin. Proj.,
                                 F.R.D.D.,
VMIG1               9,790       1.85%, 1/2/02, Ser. 96A                   9,790,000
                                Roaring Fork Municipal Prods.
                                 LLC, Durham Co. - Alston Village
                                 Apts., F.R.W.D., A.M.T.,
A-1+*               7,000       1.91%, 1/3/02, Ser. 01-8                  7,000,000
                                                                    ---------------
                                                                         16,790,000

    38                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
NORTH DAKOTA  0.2%
                                Bismarck Hosp. Rev., St. Alexius
                                 Med. Ctr., A.M.B.A.C.,
NR             $    2,850       Zero Coupon, 5/1/02, Ser. 1991      $     2,830,359
-------------------------------------------------------------------------------------
OHIO  1.6%
                                Cuyahoga Cnty. Hosp. Rev., W. O.
                                 Walker Ctr. Inc., A.M.B.A.C.,
                                 F.R.W.D.,
A-1*               11,690       1.72%, 1/3/02, Ser. 98II                 11,690,000
                                Dublin City Sch. Dist., Sch. Fac.
                                 Constr. Notes,
MIG1                3,000       2.12%, 11/14/02, Ser.2001B                3,005,602
                                East Lake Ind. Dev. Rev., Astro
                                 Model Corp. Proj., A.M.T.,
                                 F.R.W.D.,
NR                  2,640       1.95%, 1/3/02, Ser. 96                    2,640,000
                                Ohio Hsg. Fin. Agcy., Multifam.
                                 Hsg. Rev., 10 Wilmington Pl.
                                 Prog., F.R.W.D., F.S.A.,
A-1+*               8,945       1.75%, 1/4/02, Ser. B                     8,945,000
                                                                    ---------------
                                                                         26,280,602
-------------------------------------------------------------------------------------
OKLAHOMA  1.2%
                                Oklahoma Dev. Fin. Auth. Rev.,
                                 Samuel Roberts Noble Foundation,
NR                  2,800       5.00%, 5/1/02, Ser. 2001                  2,819,079
                                Rural Enterprises of Oklahoma
                                 Inc., OK Gov. Fin. Prog.,
                                 F.R.W.D.,
VMIG1              11,385       1.85%, 1/2/02, Ser. 2000A                11,385,000
                                Tulsa Pkg. Auth. Rev., Williams
                                 Ctr. Proj., S.E.M.M.T.,
VMIG1               6,040       2.00%, 5/15/02, Ser. 87A                  6,040,000
                                                                    ---------------
                                                                         20,244,079
-------------------------------------------------------------------------------------
PENNSYLVANIA  1.3%
                                Bear, Stearns Mun. Secs. Trust,
                                 PA State, F.R.D.D.,
A-1*                1,300       1.95%, 1/2/02, Ser. 110                   1,300,000

    See Notes to Financial Statements                                     39

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Cumberland Cnty., G.O.,
                                 A.M.B.A.C., F.R.W.D.,
A-1*           $    4,185       1.71%, 1/3/02, Ser. 2000            $     4,185,000
                                Montgomery Cnty. Ind. Dev. Auth.,
                                 Exelon Generation Co. Proj.,
                                 T.E.C.P.,
VMIG1              15,000       2.40%, 2/11/02, Ser. 2001B               15,000,000
                                University of Pittsburgh, Univ.
                                 Cap. Proj.,
NR                    970       6.25%, 6/1/02, Ser. 1992B(c)              1,001,057
                                                                    ---------------
                                                                         21,486,057
-------------------------------------------------------------------------------------
SOUTH CAROLINA  0.9%
                                Columbia Wtrwks. & Swr. Sys.
                                 Rev.,
NR                  3,850       6.50%, 2/1/02, Ser. 91                    3,927,000
                                Lexington Cnty. Wtrwks. & Swr.
                                 Sys. Rev., B.A.N.,
NR                  7,500       4.50%, 4/25/02, Ser. 2001A                7,526,051
                                Pickens Cnty. Sch. Dist., B.A.N.,
NR                  4,400       2.70%, 7/26/02, Ser. 2001                 4,403,675
                                                                    ---------------
                                                                         15,856,726
-------------------------------------------------------------------------------------
SOUTH DAKOTA  0.5%
                                Grant Cnty. Poll. Cntrl. Rev.
                                 Ref., Otter Tail Pwr. Co. Proj.,
                                 F.R.W.D.,
VMIG1               8,000       1.90%, 1/4/02, Ser. 1993                  8,000,000
-------------------------------------------------------------------------------------
TENNESSEE  4.7%
                                Morgan Keegan Mun. Prods. Inc.,
                                 Hsg. Dev. Agcy., A.M.T.,
                                 F.R.W.D.,
A-1+*              33,175       1.86%, 12/12/02, Ser. 1CN1               33,175,000
                                Sumner Cnty. Hlth. Ed. & Hsg.
                                 Fac. Bd. Rev., Hosp. Alliance
                                 Pool, F.R.W.D.,
A-1+*              45,000       1.73%, 1/3/02, Ser. 99A                  45,000,000
                                                                    ---------------
                                                                         78,175,000
-------------------------------------------------------------------------------------
TEXAS  12.9%
                                Austin Combined Utility Sys.
                                 Rev., T.E.C.P.,
P-1                12,911       1.50%, 1/10/02, Ser. A                   12,911,000

    40                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Austin Independent Sch. Dist.,
                                 Unlimited Tax Refunding Bonds,
NR             $    2,000       2.77%, 8/1/02, Ser. 1993            $     1,968,560
                                Bexar Cnty. Hsg. Fin. Corp.,
                                 Perrin Park Apts., A.M.T.,
                                 F.R.W.D.,
VMIG1              10,375       1.84%, 1/3/02, Ser. 96                   10,375,000
                                Bexar Cnty. Metropolitan Wtr.
                                 Dist. Rev., T.E.C.P.,
P-1                 5,000       1.50%, 1/7/02                             5,000,000
                                Brazos River Harbor Nav. Dist.,
                                 Dow Chemical Co. Proj.,
                                 T.E.C.P., F.R.W.D.,
P-1                34,600       1.80%, 1/16/02, Ser. 91                  34,600,000
                                Collin Cnty. Hsg. Fin. Corp.
                                 Multifam. Hsg. Rev., Huntington
                                 Apts. Proj., F.R.W.D.,
A-1+*               6,155       1.76%, 1/3/02, Ser. 96                    6,155,000
                                Desoto Ind. Dev. Auth., Solar
                                 Turbines Inc. Proj., F.R.W.D.,
P-1                 7,050       1.70%, 1/3/02, Ser. 2000                  7,050,000
                                El Paso, G.O., T.E.C.P.,
P-1                 4,000       1.50%, 1/24/02, Ser. A                    4,000,000
                                Gulf Coast Wste. Disp. Auth. Fac.
                                 Rev., Bayer Corp., A.M.T.,
                                 F.R.D.D.,
P-1                 2,200       2.10%, 1/2/02, Ser. 97                    2,200,000
                                Harlingen Hsg. Fin. Corp. Sngl.
                                 Fam. Rev., A.M.T., A.N.N.M.T.,
SP-1*               5,000       4.50%, 1/15/02, Ser. 00A                  5,000,000
                                Harris Cnty., T.E.C.P.,
P-1                 3,600       1.55%, 2/14/02, Ser. D-1                  3,600,000
                                Toll Road & Sub Lien,
NR                  8,485       Zero Coupon, 8/1/02                       8,350,209
                                Houston Ind. Sch. Dist., F.S.A.,
                                 F.R.W.D.,
VMIG1              12,700       1.86%, 1/3/02, Ser. ZTC21                12,700,000

    See Notes to Financial Statements                                     41

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                North Central Texas Hlth. Fac.
                                 Dev., Methodist Hosp. of Dallas,
                                 A.M.B.A.C., T.E.C.P.,
VMIG1          $   42,000       1.45%, 1/15/02, Ser. 98             $    42,000,000
                                Port Arthur Nav. Dist. Rev.,
                                 A.M.T., T.E.C.P.,
P-1                 5,000       1.60%, 2/11/02, Ser. 2000A                5,000,000
                                BASF Corp., A.M.T., T.E.C.P.,
P-1                 3,000       1.85%, 2/21/02, Ser. 2000A                3,000,000
                                Motiva Enterprises LLC, A.M.T.,
                                 F.R.W.D.,
A-1+*               2,160       1.90%, 1/2/02, Ser. 01                    2,160,000
                                San Antonio, Elec. & Gas
                                 Rev.,T.E.C.P.,
P-1                11,900       1.65%, 2/20/02, Ser. A                   11,900,000
                                Wtr. Sys. Rev., F.R.W.D.,
                                 M.E.R.L.O.T.,
VMIG1              10,420       1.71%, 1/2/02, Ser. 00VV                 10,420,000
                                Wtr. Sys. Rev., T.E.C.P.,
P-1                12,500       1.50%, 1/15/02, Ser. A                   12,500,000
                                Spring Branch Ind. Sch. Dist.,
                                 Limited Tax Schoolhouse Bonds,
                                 F.R.W.D.,
VMIG1              11,880       1.86%, 1/3/02, Ser. ZTC28                11,880,000
                                Texas St., Superconducting Super
                                 Collider, F.G.I.C.,
                                Zero Coupon, 4/1/02, Ser.
NR                  2,750        1992C(c)                                 2,730,755
                                                                    ---------------
                                                                        215,500,524
-------------------------------------------------------------------------------------
UTAH  0.4%
                                Intermountain Pwr. Agcy.,
                                 A.M.B.A.C., S.E.M.M.T.,
VMIG1               7,000       2.05%, 3/15/02, Ser. 85E                  7,000,000
-------------------------------------------------------------------------------------
VIRGINIA  4.7%
                                Chesterfield Cnty. Ind. Dev.
                                 Auth., Virginia Elec. Pwr. Co.
                                 Proj., F.R.W.D.,
VMIG1               7,885       1.55%, 2/14/02, Ser. 87B,                 7,885,000

    42                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                T.E.C.P.,
VMIG1          $   26,000       1.55%, 2/7/02, Ser. 87A             $    26,000,000
VMIG1              15,000       1.55%, 2/12/02, Ser. 87C                 15,000,000
                                Louisa Ind. Dev. Auth., Virginia
                                 Elec. Pwr. Co. Proj.,
VMIG1              10,000       1.55%, 2/12/02, Ser. 87                  10,000,000
VMIG1               4,000       1.55%, 2/27/02, Ser. 84                   4,000,000
                                T.E.C.P.,
CPS1               15,475       1.55%, 2/15/02, Ser. 85                  15,475,000
                                                                    ---------------
                                                                         78,360,000
-------------------------------------------------------------------------------------
WASHINGTON  2.2%
                                Port of Pasco Econ. Dev. Corp.,
                                 Douglas Fruit Co., A.M.T.,
                                 F.R.W.D.,
A-1*                3,825       1.95%, 1/3/02, Ser. 96                    3,825,000
                                Washington St. Hlth. Care Fac.
                                 Auth., Sisters of St. Joseph of
                                 Peace, F.R.W.D., M.B.I.A.,
VMIG1               6,600       1.70%, 1/3/02, Ser. 93                    6,600,000
                                Washington St., G.O., F.R.W.D.,
VMIG1              12,935       1.86%, 1/3/02, Ser. ZTC10                12,935,000
VMIG1              13,570       1.86%, 1/3/02, Ser. ZTC11                13,570,000
                                                                    ---------------
                                                                         36,930,000
-------------------------------------------------------------------------------------
WEST VIRGINIA  5.1%
                                WV Hosp. Fin. Auth. Rev., Pooled
                                 Loan Prog., F.R.W.D.,
VMIG1              84,935       1.75%, 1/2/02, Ser. A                    84,935,000
-------------------------------------------------------------------------------------
WISCONSIN  5.8%
                                Beaver Dam Unified Sch. Dist.,
                                 G.O., T.R.A.N.,
NR                  5,750       2.75%, 8/22/02, Ser. 01-02                5,756,422
                                Elmbrook Sch. Dist., G.O.,
                                 T.R.A.N.,
NR                  9,000       3.13%, 8/21/02                            9,056,629

    See Notes to Financial Statements                                     43

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Mequon & Thiensville Sch. Dist.,
                                 T.R.A.N.,
NR             $    8,000       2.20%, 9/27/02                      $     8,001,714
                                Middleton Crossplains Area Sch.
                                 Dist., G.O., T.R.A.N.,
NR                  5,400       2.75%, 8/23/02                            5,405,385
                                Mukwonago Area Sch. Dist., G.O.,
                                 T.R.A.N.,
NR                  3,700       2.80%, 9/19/02, Ser. 01-02                3,703,326
                                Neenah Joint Sch. Dist.,
                                 T.R.A.N.,
NR                  4,900       2.25%, 8/30/02                            4,902,202
                                Nicolet High Sch. Dist.,
                                 T.R.A.N.,
NR                  2,520       2.40%, 10/30/02                           2,521,410
                                Northland Pines Sch. Dist., G.O.,
                                 T.R.A.N.,
NR                  5,000       2.75%, 9/6/02, Ser. 01-02                 5,005,919
                                Sauk Prairie Sch. Dist.,
                                 T.R.A.N.,
NR                  3,500       2.50%, 9/6/02, Ser. 1100                  3,506,966
                                Sheboygan Sch. Dist., T.R.A.N.,
NR                  5,000       2.40%, 8/30/02                            5,001,935
                                South Milwaukee Sch. Dist., G.O.,
                                 T.R.A.N.,
NR                  1,400       2.30%, 8/30/02                            1,401,084
                                Stevens Point, G.O.,
NR                  1,510       3.50%, 6/1/02, Ser. 01                    1,513,629
                                Tomah Area Sch. Dist., T.R.A.N.,
NR                  3,500       2.50%, 9/24/02                            3,502,469
                                Wausau Sch. Dist., T.R.A.N.,
NR                  7,800       2.40%, 10/4/02                            7,803,430
                                West Allis - West Milwaukee Sch.
                                 Dist., T.R.A.N.,
NR                  5,000       2.25%, 9/23/02                            5,002,103

    44                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Wisconsin St.,
NR             $   10,000       2.795%, 8/1/02, Ser. 2001           $    10,000,000
                                Wisconsin St., G.O., F.R.W.D.,
                                 F.S.A.,
VMIG1              15,500       1.81%, 1/3/02, Ser. ZTC20                15,500,000
                                                                    ---------------
                                                                         97,584,623
                                                                    ---------------
                                Total Investments  100.2%
                                 (cost $1,678,178,231(e))             1,678,178,231
                                Liabilities in excess of other
                                 assets  (0.2%)                          (2,608,152)
                                                                    ---------------
                                Net Assets  100%                    $ 1,675,570,079
                                                                    ---------------
                                                                    ---------------

    See Notes to Financial Statements                                     45

      COMMAND Account         COMMAND Tax-Free Fund
          Portfolio of Investments as of December 31, 2001 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    A.N.N.M.T.--Annual Mandatory Tender.
    A.N.N.O.T.--Annual Option Tender.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.L.M.C.--Federal Home Loan Mortgage Corporation.
    F.N.M.A.--Federal National Mortgage Association.
    F.R.D.D--Floating Rate (Daily) Demand Note(b).
    F.R.M.D.--Floating Rate (Monthly) Demand Note(b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note(b).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Insurance Association.
    M.E.R.L.O.T.--Municipal Exempt Receipt--Liquid Optional Tender. S.E.M.M.T.--Semi-Annual Mandatory Tender.
    S.L.M.A.--Student Loan Marketing Association.
    T.E.C.P.--Tax Exempt Commercial Paper.
    T.R.A.N.--Tax and Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the next date on which the rate of interest is adjusted or the date on which the security can be redeemded at par.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $18,000,000. The aggregate value of $18,000,000 was approximately 1.1% of net assets.
(e) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
 * Standard & Poor's rating.
NR--Not Rated by Moody's or Standard & Poor's.
    46                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                December 31, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                            $  1,678,178,231
Receivable for Fund shares sold                                        24,211,033
Interest receivable                                                     6,892,610
Prepaid expenses                                                           26,186
                                                                -----------------
      Total assets                                                  1,709,308,060
                                                                -----------------
LIABILITIES
Payable to custodian                                                       41,277
Payable for Fund shares repurchased                                    32,696,462
Management fee payable                                                    665,175
Distribution fee payable                                                  196,953
Accrued expenses and other liabilities                                    138,114
                                                                -----------------
      Total liabilities                                                33,737,981
                                                                -----------------
NET ASSETS                                                       $  1,675,570,079
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $     16,755,701
   Paid-in capital in excess of par                                 1,658,814,378
                                                                -----------------
Net assets, December 31, 2001                                    $  1,675,570,079
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price per
   share ($1,675,570,079 / 1,675,570,079 shares of beneficial interest
   ($.01 par value) issued and outstanding)                                 $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     47

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                December 31, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and+ discount earned                                   $22,601,416
                                                                -----------------
Expenses
   Management fee                                                    3,964,771
   Distribution fee                                                  1,174,559
   Transfer agent's fees and expenses                                   91,000
   Registration fees                                                    60,000
   Reports to shareholders                                              52,000
   Custodian fees and expenses                                          46,000
   Audit fee                                                            14,000
   Trustees' fees                                                        8,000
   Legal fees and expenses                                               5,000
   Miscellaneous                                                        16,494
                                                                -----------------
      Total expenses                                                 5,431,824
   Less: custodian fee credit (Note 1)                                  (4,738)
                                                                -----------------
   Net expenses                                                      5,427,086
                                                                -----------------
Net investment income                                               17,174,330
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            40,477
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $17,214,807
                                                                -----------------
                                                                -----------------

    48                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months             Year
                                                    Ended               Ended
                                              December 31, 2001     June 30, 2001
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $    17,174,330     $    53,171,178
   Net realized gain on investment
      transactions                                      40,477               4,034
                                              -----------------    ---------------
   Net increase in net assets resulting
      from operations                               17,214,807          53,175,212
                                              -----------------    ---------------
Dividends and distributions to shareholders
(Note 1)                                           (17,214,807)        (53,175,212)
                                              -----------------    ---------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed           3,055,049,163       5,491,229,037
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                 17,216,119          53,177,112
   Cost of shares reacquired                    (3,141,511,011)     (5,228,677,799)
                                              -----------------    ---------------
   Net increase (decrease) in net assets
      from Fund share transactions                 (69,245,729)        315,728,350
                                              -----------------    ---------------
Total increase (decrease)                          (69,245,729)        315,728,350
NET ASSETS
Beginning of period                              1,744,815,808       1,429,087,458
                                              -----------------    ---------------
End of period                                  $ 1,675,570,079     $ 1,744,815,808
                                              -----------------    ---------------
                                              -----------------    ---------------

    See Notes to Financial Statements                                     49

      COMMAND Account         COMMAND Tax-Free Fund
             Financial Highlights (Unaudited)

                                                   Six Months              Year
                                                      Ended                Ended
                                                December 31, 2001      June 30, 2001
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $     1.000          $     1.000
Net investment income and net realized
gains                                                    0.009                0.034
Dividends and distributions to shareholders             (0.009)              (0.034)
                                                -----------------      -------------
Net asset value, end of period                     $     1.000          $     1.000
                                                -----------------      -------------
                                                -----------------      -------------
TOTAL RETURN(a)                                           0.96%                3.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $ 1,675,570          $ 1,744,816
Average net assets (000)                           $ 1,863,973          $ 1,600,345
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                                 .58%(b)              .57%
   Expenses, excluding distribution and
      service (12b-1) fees                                 .45%(b)              .45%
   Net investment income                                  1.83%(b)             3.32%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return for period of less than one full year is not annualized.
(b) Annualized.

    50                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Financial Highlights (Unaudited) Cont'd.

                  Year Ended June 30,
-------------------------------------------------------
   2000           1999           1998           1997
-------------------------------------------------------
$    1.000     $    1.000     $    1.000     $    1.000
     0.032          0.027          0.031          0.030
    (0.032)        (0.027)        (0.031)        (0.030)
----------     ----------     ----------     ----------
$    1.000     $    1.000     $    1.000     $    1.000
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
      3.19%          2.77%          3.16%          3.05%
$1,429,087     $1,476,732     $1,332,985     $1,129,513
$1,515,352     $1,549,367     $1,279,188     $1,181,084
       .58%           .59%           .60%           .64%
       .46%           .46%           .47%           .51%
      3.15%          2.72%          3.11%          3.00%

    See Notes to Financial Statements                                     51

      COMMAND Account
             Notes to Financial Statements (Unaudited)

      COMMAND Money Fund, COMMAND Government Fund and COMMAND Tax-Free Fund (each a 'Fund' and collectively, the 'Funds') are each registered under the Investment Company Act of 1940 as an open-end, diversified management investment company whose shares are offered exclusively to participants in the Prudential Securities COMMAND Account Program of Prudential Securities Incorporated (Prudential Securities). The COMMAND Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less. The COMMAND Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less. The COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT). The Funds invest in a portfolio of money market instruments whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.

Note 1. Accounting Policies
The following is a summary of significant generally accepted accounting policies followed by the Funds in the preparation of their financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. All securities are valued as of 4:00 p.m., New York time. The Funds may hold up to 10% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Funds at December 31, 2001 include registration rights under which the Fund may demand registration by the issuer.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements, it is the Funds' policy that its custodian or designated subcustodians, as

    52

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      COMMAND Account

             Notes to Financial Statements (Unaudited) Cont'd.

the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. Net investment income for dividend purposes includes accrued interest and amortization of premiums and discounts, plus or minus any gains (losses) realized on sales of portfolio securities, less the estimated expenses of the Fund applicable to the dividend period.

      Federal Income Taxes:    It is the intent of each Fund to continue to meet
the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.

      Dividends:    Each Fund declares all of its net investment income as
dividends daily to its shareholders of record at the time of such declaration. Dividends are reinvested daily into additional full and fractional shares of the respective Fund at the net asset value per share determined on the date of declaration.

      Custody Fee Credits:    The COMMAND Tax-Free Fund has an arrangement with
its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying statement of operations.

Note 2. Agreements
Each Fund has a management agreement with Prudential Investments LLC ('PI'), formerly known as Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of each Fund. In connection therewith, PIM is obligated to keep
                                                                          53

      COMMAND Account
             Notes to Financial Statements (Unaudited) Cont'd.

certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly on the following basis:

    Average Daily        COMMAND        COMMAND       COMMAND
     Net Assets           Money       Government      Tax-Free
---------------------    --------     -----------     --------
First $500 million        .500%          .400%         .500%
Second $500 million       .425%          .400%         .425%
Third $500 million        .375%          .375%         .375%
Excess of $1.5
  billion                 .350%          .375%         .375%

      Each Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund's shares, pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of each Fund's shares. The distribution fees are accrued daily and payable monthly.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC (PMFS), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds' transfer agent. During the six months ended December 31, 2001 the Funds incurred fees for the services of PMFS of approximately:

COMMAND Money                                                $2,433,400
COMMAND Government                                           $   48,400
COMMAND Tax-Free                                             $   90,500

      As of December 31, 2001, the following amounts were due to PMFS from the
Funds:

COMMAND Money                                                $  390,300
COMMAND Government                                           $    8,200
COMMAND Tax-Free                                             $   14,300

    54

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COMMAND Funds

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

COMMAND Funds

Getting the Most from your Prudential Mutual Fund

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

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                                       www.PruFN.com       (800) 225-1852

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential mutual funds prices securities. The notes also explain who manages and distributes the Fund's shares and, more important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

COMMAND Funds

Getting the Most from your Prudential Mutual Fund

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

                                       www.PruFN.com       (800) 225-1852

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls-- sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

COMMAND Funds

Getting the Most from your Prudential Mutual Fund

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

                                       www.PruFN.com       (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004


Fund Symbols              Nasdaq      CUSIP
COMMAND Money Fund        CDMXX     20050F103
COMMAND Tax-Free Fund     CDFXX     20050R107
COMMAND Gov't Fund        CGMXX     20050D108


The views expressed in this report and
information about the Funds' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of December 31, 2001, were not audited and, accordingly, no opinion is expressed on them.

(Logo) Prudential Financial

Fund Symbols              Nasdaq       CUSIP
COMMAND Money Fund        CDMXX     20050F103
COMMAND Tax-Free Fund     CDFXX     20050R107
COMMAND Gov't Fund        CGMXX     20050D108

CFS     IFS-A068804